Commitments and Contingencies (Details) - Schedule of Components of Lease Expense - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 537,253	$ 398,498
Short term lease cost	536	139,136
Total net lease cost	$ 537,632	$ 537,634